Organizations and Principal Activities - Schedule of Consolidated Financial Statements of Revenue (Details) - Subsidiaries [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Consolidated Financial Statements of Revenue [Line Items]
Net revenues	¥ 148,241	$ 20,309	¥ 389,403	¥ 560,604
Net loss from continuing operations	(142,896)	(19,577)	(23,832)	(289,669)
Net loss from discontinued operations	(4,496)	(616)	(15,051)	(27,446)
Net cash (used in)/provided by operating activities from continuing operations	(47,033)	(6,443)	11,321	(59,350)
Net cash provided by/(used in) operating activities from discontinued operations	(3,640)	(499)	2,498	6,520
Net cash provided by/(used in) investing activities from continuing operations	(5,695)	(780)	17,417	14,474
Net cash used in investing activities from discontinued operations	(169)	(23)	(154)	(7,219)
Net cash (used in)/provided by financing activities from continuing operations	8,762	1,200	(17,588)	(33,497)
Net cash provided by/(used in) financing activities from discontinued operations	¥ 7,298	$ 1,000	¥ (7,541)	¥ 894